Plant and equipment, net - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Plant and equipment, net
Impairment loss of long-lived assets		$ 6,472,266	$ 16,691,803
Plant and equipment, net			7,373,205
Subsequent Events
Plant and equipment, net
Advance payment	$ 1,000,000
Miners received	1,112
Cryptocurrency mining equipment
Plant and equipment, net
Purchase of cryptocurrency mining equipment			21,400,833
Capitalization of prepayment			18,175,800
Shipping costs			115,033
Issuance of ordinary shares			3,110,000
Impairment loss of long-lived assets		6,472,266	16,691,803
Depreciation		900,938	$ 5,361,955	$ 276,763
Plant and equipment, net		$ 0